SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Period-end spot rate [Member]
Currency exchange rates	US$1=RMB 7.0950	US$1=RMB 6.8717	US$1=RMB 6.3482
Average Rate [Member]
Currency exchange rates	US$1=RMB 7.1157	US$1=RMB 6.8855	US$1=RMB 6.4083